UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Retirement Income 2025 Fund

Investor Class (TRAVX)

This semi-annual shareholder report contains important information about Retirement Income 2025 Fund (the "fund") for the period of January 17, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2025 Fund - Investor Class	$25	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,931
Number of Portfolio Holdings	27

Portfolio Turnover Rate	22.7%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	43.4%
Domestic Bond Funds	28.8
International Equity Funds	14.6
International Bond Funds	11.4
Short-Term and Other	1.8

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.2%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	8.9
T. Rowe Price Value Fund	8.4
T. Rowe Price Growth Stock Fund	8.2
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price Equity Index 500 Fund	5.4
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price International Bond Fund (USD Hedged)	4.5
T. Rowe Price Overseas Stock Fund	4.1
T. Rowe Price International Value Equity Fund	4.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1843-053 8/24

Retirement Income 2025 Fund

Investor Class (TRAVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Retirement Income 2025 Fund

I Class (TRATX)

This semi-annual shareholder report contains important information about Retirement Income 2025 Fund (the "fund") for the period of January 17, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2025 Fund - I Class	$18	0.38%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,931
Number of Portfolio Holdings	27

Portfolio Turnover Rate	22.7%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	43.4%
Domestic Bond Funds	28.8
International Equity Funds	14.6
International Bond Funds	11.4
Short-Term and Other	1.8

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.2%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	8.9
T. Rowe Price Value Fund	8.4
T. Rowe Price Growth Stock Fund	8.2
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price Equity Index 500 Fund	5.4
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price International Bond Fund (USD Hedged)	4.5
T. Rowe Price Overseas Stock Fund	4.1
T. Rowe Price International Value Equity Fund	4.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1844-053 8/24

Retirement Income 2025 Fund

I Class (TRATX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRAVX Retirement Income 2025
Fund
TRATX Retirement Income 2025
Fund–
.
I Class

T. ROWE PRICE Retirement Income 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
1/17/24
(1)
Through
6/30/24
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment income
(2)(3)
0.06
Net realized and unrealized gain/loss 0.72
Total from investment activities 0.78
Distributions
Net investment income (0.18)
NET ASSET VALUE
End of period $ 10.60
Ratios/Supplemental Data
Total return
(3)(4)(5)
7.88%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.54%
(6)
Net expenses after payments by Price Associates
(5)
0.54%
(6)
Net investment income
(5)
1.37%
(6)
Portfolio turnover rate
(5)
22.7%
Net assets, end of period (in thousands) $2,366
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Income 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
1/17/24
(1)
Through
6/30/24
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment income
(2)(3)
0.08
Net realized and unrealized gain/loss 0.71
Total from investment activities 0.79
Distributions
Net investment income (0.18)
NET ASSET VALUE
End of period $ 10.61
Ratios/Supplemental Data
Total return
(3)(4)(5)
7.97%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.38%
(6)
Net expenses after payments by Price Associates
(5)
0.38%
(6)
Net investment income
(5)
1.60%
(6)
Portfolio turnover rate
(5)
22.7%
Net assets, end of period (in thousands) $2,565
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Income 2025 Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
1/17/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
6/30/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 40.2%
T. Rowe Price Funds:
New Income Fund  – 704 56 82,366 648
Limited Duration Inflation Focused
Bond Fund  – 474 38 94,311 441
International Bond Fund (USD
Hedged)  – 243 20 26,652 223
U.S. Treasury Long-Term Index
Fund  – 179 14 22,464 165
Dynamic Global Bond Fund  – 167 13 19,857 153
Emerging Markets Bond Fund  – 142 11 14,418 131
High Yield Fund  – 135 11 21,375 125
Dynamic Credit Fund  – 57 5 5,945 52
Floating Rate Fund  – 49 4 4,823 45
Total Bond Mutual Funds (Cost $1,979) 1,983
EQUITY MUTUAL FUNDS 58.0%
T. Rowe Price Funds:
Value Fund  – 436 35 8,877 413
Growth Stock Fund  – 407 39 3,823 404
U.S. Large-Cap Core Fund  – 287 25 6,624 281
Equity Index 500 Fund  – 289 41 1,836 264
Hedged Equity Fund  – 266 22 21,363 258
Overseas Stock Fund  – 218 21 15,448 202
International Value Equity Fund  – 208 19 11,327 195
Real Assets Fund  – 202 17 13,064 188
International Stock Fund  – 194 16 9,247 184
Mid-Cap Growth Fund  – 105 9 937 98
Mid-Cap Value Fund  – 95 8 2,650 90
Emerging Markets Discovery Stock
Fund  – 75 7 5,102 73
Emerging Markets Stock Fund  – 67 5 1,841 64
Small-Cap Value Fund  – 58 5 1,032 54
Small-Cap Stock Fund  – 56 6 860 51
New Horizons Fund (3) – 47 4 775 43
Total Equity Mutual Funds (Cost $2,730) 2,862
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  – 8 8 3 —
Total Other Mutual Funds (Cost $–) —

T. ROWE PRICE Retirement Income 2025 Fund

$ Value
1/17/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
6/30/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds  1.9%
T. Rowe Price U.S. Treasury
Money Fund, 5.38% (4) – 103 12 91,459 91
Total Short-Term Investments (Cost $91) 91
Total Investments in Securities
100.1% of Net Assets (Cost $4,800) $ 4,936
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $4 and $4, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Income 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ — $ 1
Dynamic Global Bond Fund  — (1) 2
Emerging Markets Bond Fund  — — 2
Emerging Markets Discovery Stock Fund  — 5 —
Emerging Markets Stock Fund  — 2 —
Equity Index 500 Fund  — 16 1
Floating Rate Fund  — — 1
Growth Stock Fund  — 36 —
Hedged Equity Fund  — 14 —
High Yield Fund  — 1 2
International Bond Fund (USD Hedged)  — — 1
International Stock Fund  — 6 —
International Value Equity Fund  (1) 6 —
Limited Duration Inflation Focused Bond Fund  — 5 —
Mid-Cap Growth Fund  — 2 —
Mid-Cap Value Fund  — 3 —
New Horizons Fund  — — —
New Income Fund  — — 6
Overseas Stock Fund  — 5 —
Real Assets Fund  — 3 —
Small-Cap Stock Fund  — 1 —
Small-Cap Value Fund  — 1 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  — 19 —
U.S. Treasury Long-Term Index Fund  — — 1
Value Fund  (1) 12 —
U.S. Treasury Money Fund, 5.38% — — 1
Affiliates not held at period end — — —
Totals $ (2)# $ 136 $ 18+

T. ROWE PRICE Retirement Income 2025 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $18 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2025 Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,800) $ 4,936
Total assets 4,936
Liabilities
Investment management and administrative fees payable 5
Total liabilities 5
NET ASSETS $ 4,931
Net Assets Consist of:
Total distributable earnings (loss) $ 113
Paid-in capital applicable to 464,845 shares of $0.0001 par
value capital stock outstanding; 30,000,000,000 shares of
the Corporation authorized 4,818
NET ASSETS $ 4,931
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,366; Shares outstanding: 223,131) $ 10.60
I Class
(Net assets: $2,565; Shares outstanding: 241,714) $ 10.61

T. ROWE PRICE Retirement Income 2025 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
1/17/24
Through
6/30/24
Investment Income (Loss)
Income distributions from underlying Price Funds $ 18
Investment management and administrative expense 4
Net investment income 14
Realized and Unrealized Gain / Loss –
Net realized loss on Sales of underlying Price Funds (2)
Change in net unrealized gain / loss on underlying Price Funds 136
Net realized and unrealized gain / loss 134
INCREASE IN NET ASSETS FROM OPERATIONS $ 148

T. ROWE PRICE Retirement Income 2025 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
1/17/24
Through
6/30/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14
Net realized loss (2)
Change in net unrealized gain / loss 136
Increase in net assets from operations 148
Distributions to shareholders
Net earnings
Investor Class (22)
I Class (13)
Decrease in net assets from distributions (35)
Capital share transactions
*
Shares sold
Investor Class 2,359
I Class 3,315
Shares redeemed
Investor Class (54)
I Class (802)
Increase in net assets from capital share transactions 4,818
Net Assets
Increase during period 4,931
Beginning of period –
End of period $ 4,931
*Share information (000s)
Shares sold
Investor Class 228
I Class 317
Shares redeemed
Investor Class (5)
I Class (75)
Increase in shares outstanding 465

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
Income 2025 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund incepted on January 17, 2024. The fund invests in a portfolio of other T. Rowe
Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks to provide monthly income.
The fund has two classes of shares: the Retirement Income 2025 Fund
(Investor Class) and Retirement Income 2025 Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions and Investment Income  Investment
transactions are accounted for on the trade date. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Dividends received from underlying

T. ROWE PRICE Retirement Income 2025 Fund

Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date.
Distributions   Distributions to shareholders are recorded on the ex-dividend date. The fund declares and pays twelve equal monthly distributions based on a specified annual payout rate of approximately 5% of the fund’s average net asset value over the prior five years. The monthly distribution rate per share is expected to remain constant from month to month for a particular calendar year and is reset annually each January based on the fund’s historical average net asset value over the previous five years (or, until the fund has five years of operating history, the average net asset value of a similarly managed fund).
Effective January 17, 2024, the monthly distribution rate is $0.0367 per share for the Investor Class and $0.0365 per share for the I Class. The estimated sources of each distribution are communicated to shareholders monthly; at fiscal year-end, distributions are re-characterized to ordinary income, capital gain, and return of capital (if any) to reflect their tax character and shareholders are notified of the final sources of the per share distributions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the

T. ROWE PRICE Retirement Income 2025 Fund

underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of

T. ROWE PRICE Retirement Income 2025 Fund

judgment used in determining those values. On June 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the period ended June 30, 2024, aggregated
$5,275,000 and $473,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end;
accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,800,000. Net unrealized gain aggregated $136,000 at period-end, of which $137,000 related to appreciated investments and $1,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.

T. ROWE PRICE Retirement Income 2025 Fund

The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class and 0.46% to 0.34% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring,  extraordinary expenses;
and acquired fund fees and expenses. Differences in the all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At June 30, 2024, the effective all-inclusive management fee rate was 0.54% for the Investor Class and 0.38% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.

T. ROWE PRICE Retirement Income 2025 Fund

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
June 30, 2024, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 75,000 shares of the Investor Class, representing 34% of the Investor Class's net assets, and 25,000 shares of the I Class, representing
10% of the I Class's net assets.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Retirement Income 2025 Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on February 1, 2023 (Meeting), the fund’s Board of Directors
(Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interactions with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price funds, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price funds (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and
shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser.
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory
Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.

T. ROWE PRICE Retirement Income 2025 Fund

Under the fund’s Advisory Contract, the fund will pay the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-
inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage;
nonrecurring, extraordinary expenses; and any acquired fund fees and expenses.
In accordance with a predetermined contractual fee schedule, the all-inclusive management fee rate for the fund generally starts to decline around the time the fund begins reducing its overall stock exposure and then continues to decline over time as the fund nears and then passes its predetermined target date. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and historically has sought to set the all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive management fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1843-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Income 2025 Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024